DWS Investment Management Americas, Inc.

100 Summer Street

Boston, MA 02110

August 23, 2024

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE: DWS VIP Funds listed on the Attachment, Preliminary Proxy Statement on Schedule 14A under the Securities Exchange Act of 1934

Dear Commission Staff:

We are filing today through the EDGAR system a preliminary proxy statement on Schedule 14A pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 for the Funds listed on the Attachment to this letter (the “Proxy Statement”). The Proxy Statement is intended for use in the solicitation of shareholders of the Funds in connection with joint special meetings of shareholders of the Funds to be held on November 21, 2024 (the “Meeting”).

At the Meeting, stockholders will be asked to approve several proposals as follows: (1) election of board members (all Funds); (2) approval of a sub-advisor approval policy (1 Fund). The Funds expect to begin mailing the definitive Proxy Statement, or a Notice of the Availability of Proxy Materials, to shareholders on or about September 13, 2024.

Please direct any comments or questions on this filing to the undersigned at (617) 295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum

Vice President and Senior Legal Counsel

DWS Investment Management Americas Inc.

cc.: John Marten, Vedder Price LLC

Attachment

Funds and Registrants included in the Preliminary Proxy Statement

Registrant/Fund	File No.
Deutsche DWS Investments VIT Fund	811-07507
DWS Equity 500 Index VIP
DWS Small Cap Index VIP
Deutsche DWS Variable Series I	811-04257
DWS Capital Growth VIP
DWS Core Equity VIP
DWS CROCI® International VIP
DWS Global Small Cap VIP
Deutsche DWS Variable Series II	811-05002
DWS Alternative Asset Allocation VIP
DWS CROCI® U.S. VIP
DWS Global Income Builder VIP
DWS Government Money Market VIP
DWS High Income VIP
DWS International Growth VIP
DWS Small Mid Cap Growth VIP
DWS Small Mid Cap Value VIP